Consolidated Balance Sheets - USD ($) $ in Millions	Jan. 31, 2017	Jan. 31, 2016
Current assets:
Cash and cash equivalents	$ 6,867	$ 8,705
Receivables, net	5,835	5,624
Inventories	43,046	44,469
Prepaid expenses and other	1,941	1,441
Total current assets	57,689	60,239
Property and equipment:
Property and equipment	179,492	176,958
Less accumulated depreciation	(71,782)	(66,787)
Property and equipment, net	107,710	110,171
Property under capital lease and financing obligations:
Property under capital lease and financing obligations	11,637	11,096
Less accumulated amortization	(5,169)	(4,751)
Property under capital lease and financing obligations, net	6,468	6,345
Goodwill	17,037	16,695
Other assets and deferred charges	9,921	6,131
Total assets	198,825	199,581
Current liabilities:
Short-term borrowings	1,099	2,708
Accounts payable	41,433	38,487
Accrued liabilities	20,654	19,607
Accrued income taxes	921	521
Long-term debt due within one year	2,256	2,745
Capital lease and financing obligations due within one year	565	551
Total current liabilities	66,928	64,619
Long-term debt	36,015	38,214
Long-term capital lease and financing obligations	6,003	5,816
Deferred income taxes and other	9,344	7,321
Commitments and contingencies
Equity:
Common stock	305	317
Capital in excess of par value	2,371	1,805
Retained earnings	89,354	90,021
Accumulated other comprehensive loss	(14,232)	(11,597)
Total Walmart shareholders' equity	77,798	80,546
Nonredeemable noncontrolling interest	2,737	3,065
Total equity	80,535	83,611
Total liabilities and equity	$ 198,825	$ 199,581